Other payables to third parties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other payables to third parties
Purchases of property, plant and equipment	195,069	221,232
Payables for project assets	134,667
Payable for land use rights	33,000	35,000
Miscellaneous tax payables	34,033	18,253
Deposits	21,679	5,433
Labor services payables	8,634	11,959
Logistic charges	48,132	28,422
Payable to staff		52,732
Interest	181,857	88,060
Others	36,300	21,179
Total other payables	693,371	482,270
Weighted average interest rate at which short term borrowings are borrowed from employees (as a percent)	9.00%